Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Credit Risk Mitigation Position [Abstract]
Schedule of credit risk mitigation position
	December 31, 2021	December 31, 2022
	RMB	RMB

Balance at the beginning of the year	1,209,729,138	1,348,449,426
Increase during the year	1,203,458,816	960,663,187
Decrease during the year	(1,052,004,847)	(883,079,007)
Confiscation during the year	(12,733,681)	(71,380,536)

Balance at the end of the year	1,348,449,426	1,354,653,070